Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Sierra Metals Inc.
Entity Central Index Key	0001705259
Trading Symbol	smt
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	163,427,335
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false